Land-use rights, net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Estimated Future Amortization Expenses Abstract
Fiscal year 2027	$ 16,950
Fiscal year 2028	16,950
Fiscal year 2029	16,950
Fiscal year 2030	16,950
Fiscal year 2031	16,950
Thereafter	531,861
Total	$ 616,611	$ 602,721